Non-Controlling Interest in Consolidated Subsidiaries	12 Months Ended
Dec. 31, 2023
Non-Controlling Interest In Consolidated Subsidiaries [Abstract]
Non-Controlling Interest in Consolidated Subsidiaries	Non-Controlling Interest in Consolidated Subsidiaries
An analysis of FEMSA’s non-controlling interest in its consolidated subsidiaries as of December 31, 2023 and 2022 is as follows:

	December 31, 2023		December 31, 2022
Coca-Cola FEMSA	Ps.	73,151	Ps.	72,128
Proximity Americas Division		1,046		1,004
Envoy Solutions		—		1,777
Other		312		288
	Ps.	74,509	Ps.	75,197
The changes in the FEMSA’s non-controlling interest were as follows:

	2023		2022		2021
Balance at beginning of the period	Ps.	75,197	Ps.	72,516	Ps.	69,444
Net income of non-controlling interest		10,988		10,834		9,183
Other comprehensive loss:		(3,465)		(2,198)		(368)
Exchange differences on translation of foreign operation		(3,325)		(1,558)		(1,342)
Remeasurements of the net defined benefits liability		87		173		(36)
Valuation of the effective portion of derivative financial instruments		(227)		(813)		1,010
Dividends		(6,551)		(6,176)		(5,729)
Share based payment		22		(57)		(14)
Other acquisitions and remeasurements		—		5		—
Repurchase of non-controlling interests		—		(79)		—
Contribution from non-controlling interest		—		352		—
Disposals of businesses (Envoy and others)		(1,682)		—		—
Balance at end of the period	Ps.	74,509	Ps.	75,197	Ps.	72,516

Non-controlling interest’s accumulated other comprehensive loss is comprised as follows:

	December 31, 2023		December 31, 2022
Exchange differences on translation foreign operation	Ps.	(12,882)	Ps.	(9,557)
Remeasurements of the net defined benefits liability		(335)		(422)
Valuation of the effective portion of derivative financial instruments		(307)		(80)
Accumulated other comprehensive loss	Ps.	(13,524)	Ps.	(10,059)

Coca-Cola FEMSA shareholders, especially the Coca-Cola Company which holds Series D shares, have some protective rights about investing in or disposing of significant businesses. However, these rights do not limit the continued normal operations of Coca-Cola FEMSA.
Summarized financial information in respect of Coca-Cola FEMSA is set out below:

	December 31, 2023		December 31, 2022
Total current assets	Ps.	67,738	Ps.	79,212
Total non-current assets		205,782		198,783
Total current liabilities		54,916		57,960
Total non-current liabilities		84,899		88,159
Total revenue	Ps.	245,088	Ps.	226,740
Consolidated net income		20,226		19,626
Consolidated comprehensive income for the year, net of tax	Ps.	14,104	Ps.	15,767
Net cash flows generated from operating activities		42,289		35,491
Net cash flows used in investing activities		(20,070)		(19,597)
Net cash flows used in financing activities		(26,352)		(20,847)

22.1 Options from past business acquisitions
Open Market - The former controlling shareholders of Open Market retain a put option for their remaining 20% non-controlling interest that can be exercised (i) at any time after the acquisition date (December 27, 2016) upon the occurrence of certain events and (ii) annually from January through April, after the third anniversary of the acquisition date (i.e. 2019). In any event, the Company through one of its subsidiaries can call the remaining 20% non-controlling interest annually from January through April, after the fifth anniversary of the acquisition date (i.e. 2021). Both options would be exercisable at the then fair value of the interest and shall remain indefinitely.